S000076777 [Member] Investment Objectives and Goals - iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® 20+ YEAR TREASURY BOND BUYWRITE STRATEGY ETF Ticker: TLTWStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares 20+ Year Treasury Bond BuyWrite Strategy ETF (the “Fund”) seeks to track the investment results of an index that reflects a strategy of holding the iShares 20+ Year Treasury Bond ETF while writing (selling) one-month call options to generate income.